Transactions with related parties - Optional Vessel acquisitions from Sponsor/ Omnibus Agreement (Details)	1 Months Ended	3 Months Ended		6 Months Ended
	Feb. 06, 2018	Mar. 30, 2018	Apr. 12, 2016	Jun. 30, 2018
Amended Omnibus Agreement | Legal right to acquire Sponsor's interests in Additional Optional Vessels
Related Party Transaction [Line Items]
Percentage of ownership in entity			49.00%
LNG Carrier Capacity			172,000
Number Of Vessels			5
Vessel Type			ARC 7 LNG carrier
Dynagas Holding Ltd | Legal right to acquire Sponsor's interests in Initial Optional Vessels
Related Party Transaction [Line Items]
Number Of Vessels				4
Additional Optional Vessels
Related Party Transaction [Line Items]
Delivery Date				late 2017 and early 2018
Number Of Vessels				2
Clean Horizon and Clean Vision | Extension of the purchase option exercise deadline
Related Party Transaction [Line Items]
Number Of Vessels	2
Purchase option period, Expiration date	Dec. 31, 2018
Clean Ocean and Clean Planet | Extension of the purchase option exercise deadline
Related Party Transaction [Line Items]
Number Of Vessels		2
Purchase option period, Expiration date		Dec. 31, 2018